EVENTS AFTER THE BALANCE SHEET DATE	6 Months Ended
Sep. 30, 2021
Events After Balance Sheet Date
EVENTS AFTER THE BALANCE SHEET DATE

NOTE 22. EVENTS AFTER THE BALANCE SHEET DATE

On October 28, 2021, Intensity Therapeutics, Inc. filed a Form S-1 Registration Statement with the SEC to register shares for a public offering. The Form S-1 Registration Statement is currently under review by the SEC. The proceeds generated by the offering, if successful, will be substantially used to fund its research and development activities through September 2023, including general operating expenses.